Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	ATM offering	Share capital	Share capital ATM offering	Reserves	Retained earnings (deficit)	Accumulated other comprehensive income
Balance at Dec. 31, 2023	$ 111,920		$ 214,270		$ 31,946	$ (128,944)	$ (5,352)
Balance (in shares) at Dec. 31, 2023			174,278,556
Share-based compensation	2,681				2,681
Shares issued under the ATM		$ 11,110		$ 11,110
Shares issued under the ATM (in shares)		8,044,200		8,044,200
Share issuance costs	(446)		$ (446)
Net loss	(7,673)					(7,673)
Currency translation differences of foreign operations	(10)						(10)
Balance at Mar. 31, 2024	117,582		$ 224,934		34,627	(136,617)	(5,362)
Balance (in shares) at Mar. 31, 2024			182,322,756
Balance at Dec. 31, 2024	228,057		$ 235,782		36,040	(37,849)	(5,916)
Balance (in shares) at Dec. 31, 2024			188,772,683
Share-based compensation	1,420				1,420
Shares issued under the ATM		$ 7,197		$ 7,197
Shares issued under the ATM (in shares)		4,611,370		4,611,370
Share issuance costs	(204)		$ (204)
Conversion of DSUs to common shares			$ 1,013		(1,013)
Conversion of DSUs to common shares (in shares)			633,071
Net loss	(1,550)					(1,550)
Currency translation differences of foreign operations	20						20
Balance at Mar. 31, 2025	$ 234,940		$ 243,788		$ 36,447	$ (39,399)	$ (5,896)
Balance (in shares) at Mar. 31, 2025			194,017,124